EMPLOYEE DEFINED CONTRIBUTION PLAN (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
Total contributions to the government, employee benefits, expensed as incurred	$ 3,199	$ 2,464	$ 1,915
Employee Benefits From Continuing Operations	3,164	2,412	1,842
Employee benefits from discontinued operations	35	52	73
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees in Hong Kong	$ 2	$ 2	$ 2